Annual Total Returns- Harding Loevner Emerging Markets Portfolio (Advisor) [BarChart] - Advisor - Harding Loevner Emerging Markets Portfolio - Advisor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.51%)	22.73%	4.18%	(1.66%)	(13.55%)	13.20%	35.22%	(18.72%)	25.80%	13.47%